Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Intities VIEs
Consolidated VIE assets and liabilities
December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$12,086	$1,673
Other current assets	47	323
Licenses	483,059	487,962
Property, plant and equipment	9,450	1,548
Other assets and deferred charges	153	—
Total assets	$504,795	$491,506

Liabilities
Current liabilities	$957	$95
Total liabilities	$957	$95